14. STATEMENT OF CASH FLOWS COMPLEMENTARY INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Of Cash Flows Complementary Information
Income tax	$ 48	$ 17	$ (26)
Accrued interest	202	219	166
Depreciations and amortizations	263	234	205
Constitution of allowances, net	25	28	12
Constitution (recovery) of provisions, net	27	31	(4)
Share of profit from associates and joint ventures	(101)	(118)	(48)
Income from sale of companies	0	(28)	0
Accrual of defined benefit plans	16	5	14
Net exchange differences	75	863	156
Result from measurement at present value	(54)	74	6
Changes in the fair value of financial instruments	(91)	(64)	(62)
Results from property, plant and equipment sale and decreases	5	4	1
Results for the repurchase of corporate bonds	(27)	(2)	0
ImImpairment of property, plant and equipment	62	32	0
Dividends received	(1)	(1)	(1)
Compensation agreements	(1)	5	26
Result from sale of shareholdings in companies and property, plant, and equipment	0	(44)	0
Agreement on the regularization of obligations	(285)	0	0
Other financial results of RDSA	(2)	(13)	0
Onerous contract (Ship or pay)	0	7	4
Gain on monetary position, net	(187)	(629)	(304)
Other	(8)	2	6
Adjustments to reconcile net profit (loss) to cash flows generated by operating activities:	$ (30)	$ 622	$ 151